First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments
September 30, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS – 57.9%
$15,000,000	U.S. Treasury Bill	(a)	10/04/22	$14,999,081
15,000,000	U.S. Treasury Bill	(a)	10/06/22	14,997,078
10,000,000	U.S. Treasury Bill	(a)	10/11/22	9,994,550
7,000,000	U.S. Treasury Bill	(a)	10/13/22	6,995,026
5,000,000	U.S. Treasury Bill	(a)	10/18/22	4,994,892
7,000,000	U.S. Treasury Bill	(a)	10/20/22	6,991,744
10,000,000	U.S. Treasury Bill	(a)	10/25/22	9,984,547
10,000,000	U.S. Treasury Bill	(a)	10/27/22	9,982,900
7,000,000	U.S. Treasury Bill	(a)	11/01/22	6,984,676
7,000,000	U.S. Treasury Bill	(a)	11/03/22	6,984,006
10,000,000	U.S. Treasury Bill	(a)	11/08/22	9,973,150
10,000,000	U.S. Treasury Bill	(a)	11/10/22	9,971,400
	Total U.S. Treasury Bills			112,853,050
	(Cost $112,839,990)

Shares	Description	Value
MONEY MARKET FUNDS – 8.8%
17,100,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.77% (b)	17,100,000
	(Cost $17,100,000)

Total Investments – 66.7%	129,953,050
(Cost $129,939,990)

Net Other Assets and Liabilities – 33.3%	64,845,356
Net Assets – 100.0%	$194,798,406
The following futures contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2022:
Futures Contracts Long:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Brazilian Real Currency Futures	253	$4,683,030	Oct–22	$(30,360)
Brent Crude Oil Futures	55	4,682,700	Oct–22	(213,800)
Cattle Feeder Futures	22	1,915,925	Oct–22	(94,517)
Cattle Feeder Futures	19	1,658,937	Nov–22	(42,038)
Coffee “C” Futures	26	2,160,113	Dec–22	(17,587)
Corn Futures	378	12,804,750	Dec–22	(35,028)
ECX Emission Futures	26	1,700,367	Dec–22	(12,884)
E-mini Dow Jones Industrial Average Futures	8	1,152,040	Dec–22	(125,655)
FTSE 100 Index Futures	17	1,312,465	Dec–22	(43,713)
Gasoline RBOB Futures	69	6,604,252	Nov–22	(3,814)
Japan 10-Year Bond Futures	2	2,049,334	Dec–22	(3,316)
LME Zinc Futures	45	3,355,875	Dec–22	(133,156)
Low Sulphur Gasoil “G” Futures	51	4,601,475	Dec–22	34,975
Mexican Peso Currency Futures	502	12,301,510	Dec–22	(1,957)
Natural Gas Futures	17	1,231,990	Dec–22	(171,598)
NIKKEI 225 (OSE) Futures	4	716,921	Dec–22	(43,322)
NY Harbor ULSD Futures	30	3,940,020	Nov–22	(267,698)
S&P TSX 60 IX Futures	17	2,751,062	Dec–22	(155,334)
Soybean Meal Futures	336	13,540,800	Dec–22	(210,827)
Soybean Oil Futures	125	4,617,000	Dec–22	(156,403)
SPI 200 Futures	33	3,412,181	Dec–22	(261,957)
Sugar No. 11 Futures	39	772,263	Feb–23	(7,595)

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)
Futures Contracts Long: (Continued)	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
TOPIX Index Futures	9	$1,141,712	Dec–22	$(48,705)
Wheat Futures	48	2,211,600	Dec–22	250,842
		$95,318,322		$(1,795,447)
Futures Contracts Short:
Australian Dollar Currency Futures	60	$(3,849,300)	Dec–22	$166,603
CAC 40® 10 Euro Index Futures	50	(2,824,259)	Oct–22	144,364
Canada 10-Year Bond Futures	25	(2,236,761)	Dec–22	13,299
Canadian Dollar Currency Futures	68	(4,922,860)	Dec–22	249,098
Canola Futures	234	(2,886,568)	Nov–22	(212,335)
Cocoa Futures	237	(5,578,980)	Dec–22	4,147
Copper Futures	22	(1,876,875)	Dec–22	22,720
DAX MINI Index Futures	87	(5,172,988)	Dec–22	292,847
E-mini Russell 2000 Futures	13	(1,085,370)	Dec–22	78,646
Euro FX Currency Futures	27	(3,328,256)	Dec–22	44,344
Euro STOXX 50® Futures	83	(2,696,558)	Dec–22	158,424
Euro-BOBL Futures	93	(10,914,572)	Dec–22	126,551
Euro-Bund Futures	73	(9,908,080)	Dec–22	242,649
Euro-Schatz Futures	257	(26,991,953)	Dec–22	95,322
FTSE MIB Index Futures	10	(1,005,972)	Dec–22	56,736
Gold 100 Oz. Futures	35	(5,852,000)	Dec–22	102,104
IBEX 35® Index Futures	45	(3,247,425)	Oct–22	188,571
Japanese Yen Currency Futures	152	(13,230,650)	Dec–22	108,714
Lean Hogs Futures	46	(1,402,540)	Dec–22	43,980
LME Aluminium Futures	53	(2,863,325)	Dec–22	128,946
LME Lead Futures	62	(2,960,500)	Dec–22	(103,169)
Long Gilt Futures	22	(2,367,979)	Dec–22	191,275
MSCI EAFE Index Futures	54	(4,483,620)	Dec–22	547,021
MSCI EMGMKT Index Futures	221	(9,630,075)	Dec–22	520,046
Nasdaq 100 E-mini Futures	9	(1,986,390)	Dec–22	61,960
New Zealand Dollar Currency Futures	125	(7,016,875)	Dec–22	301,253
NIKKEI 225 (OSE) Futures	9	(1,613,073)	Dec–22	47,882
OMXS30 Index Futures	186	(3,067,136)	Oct–22	147,312
S&P 500 E-mini Futures	14	(2,521,050)	Dec–22	298,855
Silver Futures	92	(8,757,940)	Dec–22	175,956
Soybean Futures	14	(955,325)	Nov–22	22,541
Swiss Franc Currency Futures	76	(9,703,300)	Dec–22	116,968
Swiss Market IX Futures	20	(2,079,457)	Dec–22	103,588
TOPIX Index Futures	9	(1,141,712)	Dec–22	26,394
U.S. 10-Year Treasury Note Futures	50	(5,603,125)	Dec–22	90,491
U.S. 2-Year Treasury Note Futures	175	(35,943,360)	Dec–22	221,723
U.S. 5-Year Treasury Note Futures	79	(8,493,117)	Dec–22	182,632
U.S. Treasury Long Bond Futures	27	(3,412,969)	Dec–22	19,344
U.S. Treasury Ultra Bond Futures	48	(6,576,000)	Dec–22	321,526
WTI Crude Futures	112	(8,816,640)	Nov–22	316,782
		$(239,004,935)		$5,666,110
	Total	$(143,686,613)		$3,870,663

(a)	Zero coupon bond.
(b)	Rate shown reflects yield as of September 30, 2022.

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
September 30, 2022 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2022 is as follows:
ASSETS TABLE
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$ 112,853,050	$ —	$ 112,853,050	$ —
Money Market Funds	17,100,000	17,100,000	—	—
Total Investments	129,953,050	17,100,000	112,853,050	—
Futures Contracts	6,267,431	6,267,431	—	—
Total	$ 136,220,481	$ 23,367,431	$ 112,853,050	$—

LIABILITIES TABLE
	Total Value at 9/30/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (2,396,768)	$ (2,396,768)	$ —	$ —